Preliminary Estimated Purchase Price of Acquisition (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Apr. 30, 2011 Initial consideration (Fully Vested Shares)	Mar. 31, 2013 First Milestone - dosing of first patient	Dec. 31, 2012 First Milestone - dosing of first patient	Mar. 31, 2013 Second Milestone - NDA acceptance	Dec. 31, 2012 Second Milestone - NDA acceptance	Mar. 31, 2013 Third Milestone - FDA approval	Dec. 31, 2012 Third Milestone - FDA approval	Apr. 08, 2011 SynthRx	Apr. 08, 2011 SynthRx Initial consideration (Fully Vested Shares)	Apr. 08, 2011 SynthRx Initial consideration (Subject to Vesting Shares)		Apr. 08, 2011 SynthRx First Milestone - dosing of first patient	Apr. 08, 2011 SynthRx Second Milestone - NDA acceptance	Apr. 08, 2011 SynthRx Third Milestone - FDA approval
Business Acquisition [Line Items]
Share Issued/Issuable	1,000,000	1,000,000	1,000,000	3,839,400	3,839,400	8,638,650	8,638,650	16,278,901	862,078	1,938,773		1,000,000	3,839,400	8,638,650
Probability Weighted Fair Value								$ 6,669,742	$ 2,017,263	$ 2,103,375	[1]	$ 1,084,900	$ 733,403	$ 730,801

[1]	This amount is net of the probability-weighted fair value of the Subject to Vesting Shares that we estimated, as of the acquisition date, ultimately may be repurchased by us ($300,481).